Segment Information - Summary Revenue from External Customers by Country (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Geographical Areas [Line Items]
Revenue	₩ 360,967	₩ 286,770	₩ 141,623
Korea
Disclosure Of Geographical Areas [Line Items]
Revenue	45,273	80,814	28,708
Taiwan
Disclosure Of Geographical Areas [Line Items]
Revenue	52,118	98,210	76,121
Japan
Disclosure Of Geographical Areas [Line Items]
Revenue	28,469	9,767	9,491
The United States of America
Disclosure Of Geographical Areas [Line Items]
Revenue	55,062	10,572	7,774
Thailand
Disclosure Of Geographical Areas [Line Items]
Revenue	62,043	43,846	6,569
The Philippines
Disclosure Of Geographical Areas [Line Items]
Revenue	30,951	15,539	883
Others
Disclosure Of Geographical Areas [Line Items]
Revenue	64,696	18,663	11,002
IDAHO
Disclosure Of Geographical Areas [Line Items]
Revenue	₩ 22,355	₩ 9,359	₩ 1,075